Long-Term Bank Loans (Details)	Oct. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 28, 2022 CNY (¥)	Oct. 20, 2021 USD ($)	Oct. 20, 2021 CNY (¥)
Long-Term Bank Loans [Line Items]
Loan agreement		$ 2,920,942	$ 3,627,972
Construction in progress
Car loan contract term	3 years
Number of loan tenors	36
Installment repayment amount	$ 5,914			¥ 39,798
Jiaxing Bank [Member]
Long-Term Bank Loans [Line Items]
Loan agreement					$ 5,490,000	¥ 35,000,000
Interest rate					6.20%	6.20%
Construction in progress					$ 11,183,963	¥ 81,635,100